Power project acquisition and development costs (Narrative) (Details) - USD ($)			12 Months Ended
	Oct. 11, 2013	Jul. 12, 2013	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Membership Interest Purchase and Sale Agreement ("MIPSA") [Member]
Disclosure Of Power Project Acquisition And Development Costs [Line Items]
Consideration		$ 1,250,000
Percentage of interest owned	50.00%	100.00%
Land Lease Agreements [Member]
Disclosure Of Power Project Acquisition And Development Costs [Line Items]
Term of agreement				twenty-five years
Payments for extension agreements			$ 221,000
Payment made by Company				$ 177,500	$ 105,667	$ 115,775